Note 1 - Summary of Significant Accounting Policies: Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (US GAAP) for financial information and in accordance with the Securities and Exchange Commission’s (SEC) Regulation S-X.  They reflect all adjustments which are, in the opinion of the Company’s management, necessary for a fair presentation of the financial position and operating results as of December 31, 2012, for the fiscal year ended December 31, 2012, and for the period March 3, 2011 (inception) to December 31, 2011.